Shareholder Fees ((Retail))	0 Months Ended
	Nov. 28, 2011
(Retail) | (Delaware Core Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Core Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
(Retail) | (Delaware Core Bond Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Extended Duration Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Extended Duration Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[2]
(Retail) | (Delaware Extended Duration Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
(Retail) | (Delaware Extended Duration Bond Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Corporate Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Corporate Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[2]
(Retail) | (Delaware Corporate Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
(Retail) | (Delaware Corporate Bond Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Diversified Floating Rate Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware Diversified Floating Rate Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[3]
(Retail) | (Delaware Diversified Floating Rate Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware High-Yield Opportunities Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
(Retail) | (Delaware High-Yield Opportunities Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[2]
(Retail) | (Delaware High-Yield Opportunities Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
(Retail) | (Delaware High-Yield Opportunities Fund) | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
[2]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[3]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).